UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2011

Date of reporting period:  July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. – Schedule of Investments (unaudited)

July 31, 2011

	Principal Amount	Value
Convertible Bonds and Notes - 69.3%

Aerospace and Defense - 1.6%
Alliant Techsystems, Inc., 2.75%, Due 9/15/11, (BB)	$ 1,000,000	$ 1,007,500
Kaman Corp., 3.25%, Due 11/15/17, (A)	500,000	620,625
		1,628,125
Automotive - 1.8%
A123 Systems, Inc., 3.75%, Due 4/15/16, (BB)	1,000,000	877,500
Titan International, Inc., 5.625%, Due 1/15/17, (B)	375,000	1,001,719
		1,879,219
Computer Hardware - 3.8%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	3,175,375
NetApp, Inc., 1.75%, Due 6/1/13, (A)	500,000	776,250
		3,951,625
Computer Software - 6.3%
Digital River, Inc., 2.00%, Due 11/1/30, (A)	1,000,000	922,500
Electronic Arts, Inc., 0.75%, Due 7/15/16, (AA)(1)	375,000	373,594
Microsoft Corp., Due 6/15/13, (AAA)(2)	500,000	519,375
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	2,000,000	2,512,500
RightNow Technologies, Inc., 2.50%, Due 11/15/30, (BBB)	250,000	325,000
Rovi Corp., 2.625%, Due 2/15/40, (BBB)	750,000	971,250
THQ, Inc., 5.00%, Due 8/15/14, (CCC)	500,000	444,375
WebMD Health Corp., 2.50%, Due 1/31/18, (BBB)	500,000	445,000
		6,513,594
Construction Material - 0.9%
CEMEX, S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	891,250

Consumer Goods - 0.5%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)(1)	250,000	260,625
Regis Corp., 5.00%, Due 7/15/14, (BB)	250,000	300,312
		560,937
Data Processing - 0.5%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (BBB)	500,000	500,625

Energy - 6.6%
Endeavour International Corp., 5.50%, Due 7/15/16, (BB)(1)	500,000	483,750
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	997,500
JinkoSolar Holding Co. Ltd., 4.00%, Due 5/15/16, (NR)(1)	1,000,000	756,250
Oil States International, Inc., 2.375%, Due 7/1/25, (BB)	400,000	1,020,000
Renesola Ltd., 4.125%, Due 3/15/18, (NR)(1)	500,000	341,250
SunPower Corp., 4.75%, Due 4/15/14, (NR)	500,000	521,250
SunPower Corp., 4.50%, Due 3/15/15, (NR)	1,250,000	1,346,875
Transocean, Inc., 1.50%, Due 12/15/37, (BBB)	500,000	493,125
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	750,000	921,562
		6,881,562

Bancroft Fund Ltd. – Schedule of Investments (continued)

July 31, 2011

	Principal Amount	Value
Financial Services - 5.8%
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (NR)	750,000	860,625
BGC Partners, Inc., 4.50%, Due 7/15/16, (BBB)(1)	250,000	249,375
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (B)(3)	1,000,000	1,005,000
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (NR)	750,000	702,656
National Financial Partners, 4.00%, Due 6/15/17, (NR)	750,000	838,125
Old Republic International Corp., 8.00%, Due 5/15/12, (BBB)	1,250,000	1,332,812
Tower Group, Inc., 5.00%, Due 9/15/14, (NR)	1,000,000	1,077,500
		6,066,093
Foods - 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	500,000	472,500

Healthcare - 6.1%
Chemed Corp., 1.875%, Due 5/15/14, (AA)	890,000	912,250
China Medical Technologies, Inc., 4.00%, Due 8/15/13, (NR)	1,100,000	771,375
Insulet Corp., 3.75%, Due 6/15/16, (BBB)	500,000	509,375
Integra Lifesciences Holdings Co., 2.375%, Due 6/1/12, (BBB)(1)	1,067,000	1,069,668
Integra Lifesciences Holdings Co., 1.625%, Due 12/15/16, (BBB)(1)	250,000	248,125
Kinetic Concepts, Inc., 3.25%, Due 4/15/15, (BB)	1,000,000	1,432,500
NuVasive, Inc., 2.75%, Due 7/1/17, (BBB)	250,000	243,750
Sonosite, Inc., 3.75%, Due 7/15/14, (BBB)	1,000,000	1,107,500
		6,294,543
Machinery - 0.5%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	500,000	506,250

Metals and Mining - 3.4%
Jaguar Mining, Inc., 4.50%, Due 11/1/14, (BB)	525,000	470,531
James River Coal Co., 3.125%, Due 3/15/18, (CCC)(1)	125,000	122,500
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (A)	1,000,000	1,316,300
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)	500,000	550,625
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BB)	475,000	553,375
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	375,000	538,125
		3,551,456
Pharmaceuticals - 9.6%
Akorn, Inc., 3.50%, Due 6/1/16, (AA)(1)	250,000	270,625
Amgen, Inc., 0.375%, Due 2/1/13, (A)	1,000,000	1,006,250
Amylin Pharmaceuticals, Inc., 3.00%, Due 6/15/14, (BB)	500,000	466,875
Cephalon, Inc., 2.50%, Due 5/1/14, (NR)	500,000	616,875
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (AA)	750,000	929,062
Endo Pharmaceuticals Holdings, 1.75%, Due 4/15/15, (BB)	750,000	1,032,188
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	843,750
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	750,000	883,125
Millipore Corp. (Merck KGA), 3.75%, Due 6/1/26, (BBB)(3,5)	750,000	902,775
Mylan, Inc., 1.25%, Due 3/15/12, (BB)	1,500,000	1,590,000
Onyx Pharmaceuticals, Inc., 4.00%, Due 8/15/16, (BBB)	750,000	867,188
Salix Pharmaceuticals, Inc., 2.75%, Due 5/15/15, (A)	500,000	568,125
		9,976,838

Bancroft Fund Ltd. – Schedule of Investments (continued)

July 31, 2011

	Principal Amount	Value
Real Estate - 1.7%
Corporate Office Properties LP, 4.25%, Due 4/15/30, (NR)	500,000	496,875
Lexington Realty Trust, 6.00%, Due 1/15/30, (NR)	1,000,000	1,306,250
		1,803,125
Semiconductors - 6.7%
Intel Corp., 2.95%, Due 12/15/35, (A)(3)	1,000,000	1,032,500
Intel Corp., 3.25%, Due 8/1/39, (A)	1,250,000	1,487,500
Mentor Graphics Corp., 4.00%, Due 4/1/31, (BBB)(1)	250,000	241,875
Micron Technology, Inc., 1.875%, Due 6/1/14, (BB)	1,000,000	968,750
Micron Technology, Inc., 1.50%, Due 8/1/31, (A)(1)	125,000	121,719
Micron Technology, Inc., 1.875%, Due 8/1/31, (A)(1)	250,000	240,625
Novellus Systems, Inc., 2.625%, Due 5/15/41, (A)(1,3)	500,000	479,375
Photronics, Inc., 3.25%, Due 4/1/16, (A)(1)	250,000	265,938
Rudolph Technologies, Inc., 3.75%, Due 7/15/16, (A)(1)	500,000	481,250
Sandisk Corp., 1.50%, Due 8/15/17, (BB)	1,000,000	1,082,500
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	618,750
		7,020,782
Telecommunications - 8.8%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BBB)(1)	250,000	227,500
Anixter International, Inc., 1.00%, Due 2/15/13, (B)	750,000	868,125
Comtech Telecommunications Co., 3.00%, Due 5/1/29, (A)	500,000	523,750
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,500,000	1,695,000
Equinix, Inc., 4.75%, Due 6/15/16, (B)	500,000	725,625
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	137,719
General Cable Corp., 4.50%, Due 11/15/29, (B)	500,000	657,500
Interdigital, Inc., 2.50%, Due 3/15/16, (AA)(1)	375,000	506,719
NII Holdings, Inc., 3.125%, Due 6/15/12, (B)	1,000,000	1,006,250
SBA Communications Corp., 4.00%, Due 10/1/14, (BBB)	500,000	703,125
SBA Communications Corp., 1.875%, Due 5/1/13, (BBB)	1,000,000	1,100,000
TeleCommunication Systems, Inc., 4.50%, Due 11/1/14, (BBB)	1,000,000	965,000
		9,116,313
Transportation - 2.1%
Dryships, Inc., 5.00%, Due 12/1/14, (NR)	750,000	632,812
The Greenbrier Companies, Inc., 3.50%, Due 4/1/18, (CCC)	375,000	346,406
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	500,000	465,625
Ultrapetrol (Bahamas) Limited, 7.25%, Due 1/15/17, (NR)(1)	750,000	725,625
		2,170,468
Travel & Leisure - 2.1%
Home Inns & Motels Management, 2.00%, Due 12/15/15, (NR)	500,000	498,750
MGM Resorts International, 4.25%, Due 4/15/15, (CCC)	750,000	854,062
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (BB)	1,000,000	873,750
		2,226,562

TOTAL CONVERTIBLE BONDS AND NOTES		72,011,867

Bancroft Fund Ltd. – Schedule of Investments (continued)

July 31, 2011

	Principal Amount	Value
CORPORATE BONDS - 0.2%

Financial Services - 0.2%
Lehman Brothers Holdings, Inc., 1.00%, Due 3/23/09, (NR)(4)	1,500,000	247,500

TOTAL CORPORATE BONDS		247,500

CONVERTIBLE PREFERRED STOCKS - 15.0%
	Shares
Banking/Savings and Loan - 6.0%
Bank of America Corporation, 7.25%, (BB)	1,600	1,559,568
Fifth Third Bancorp, 8.50%, (BB)	9,750	1,378,942
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,141,920
Wells Fargo & Co., 7.50%, (A)	2,000	2,123,400
		6,203,830
Energy - 3.4%
ATP Oil & Gas Corp., 8.00%, (NR)	10,000	901,275
Chesapeake Energy Corp., 5.00%, (B)	25,000	2,625,000
Whiting Petroleum Corp., 6.25%, (B)	131	36,578
		3,562,853
Financial Services - 0.7%
Hartford Financial Services Group, Inc., 7.25%, (BB)	30,000	714,000

Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	765,000

Real Estate - 0.5%
Health Care REIT, Inc., 6.50%, (BB)	10,000	518,500

Retail - 0.7%
Amerivon Holdings LLC, 4.00%, (NR)(1,5,6)	572,925	763,585

Telecommunications - 0.9%
Crown Castle International Corp., 6.25%, (B)	16,000	956,000

Tools - 1.1%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,127,900

Utilities - 1.0%
PPL Corp., 9.50%, (NR)	18,500	1,037,665

TOTAL CONVERTIBLE PREFERRED STOCKS		15,649,333

Bancroft Fund Ltd. – Schedule of Investments (continued)

July 31, 2011

	Shares	Value
MANDATORY CONVERTIBLE SECURITIES - 13.5% (7)

Automotive - 1.8%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,848,400

Data Processing - 0.3%
Unisys Corp., 6.25%, Due 3/1/14, (B)	5,000	338,850

Energy - 3.6%
Apache Corp., 6.00%, Due 8/1/13, (A)	25,000	1,628,500
Great Plains Energy, Inc., 12.00%, Due 6/15/12, (BBB)(3)	20,000	1,275,400
UBS AG Exchangeable Note (GTAT), 6.75%, Due 9/15/13, (AA)	20,000	830,200
		3,734,100
Financial Services - 2.4%
Citigroup, Inc., 7.50%, Due 12/15/12, (A)	14,000	1,570,100
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	12,500	974,250
		2,544,350
Foods - 0.8%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (NR)	60,000	791,250

Home Building - 0.2%
Beazer Homes USA, Inc., 7.25%, Due 8/15/13, (CCC)	17,500	261,625

Metals and Mining - 2.7%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	291,578
UBS AG Exchangeable Note (SWC), 9.375%, Due 6/15/12, (AA)	12,000	242,400
Vale Capital II (Vale S.A.), 6.75%, Due 6/15/12, (NR)	25,700	2,336,289
		2,870,267
Transportation - 0.7%
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,
Due 12/31/13, (NR)	60,000	687,600

Utilities - 1.0%
Nextera Energy, Inc., 7.00%, Due 9/1/13, (NR)	20,000	1,016,400

TOTAL MANDATORY CONVERTIBLE SECURITIES (7)		14,092,842

Convertible Bonds and Notes - 69.3%		$ 72,011,867
Corporate Bonds - 0.2%		247,500
Convertible Preferred Stocks - 15.0%		15,649,333
Mandatory Convertible Securities - 13.5%		14,092,842
Total Investments - 98.0%		102,001,542

Other Assets, Net of Liabilites - 2.0%		2,030,504
Total Net Assets - 100.0%		$ 104,032,046

Bancroft Fund Ltd. – Schedule of Investments (continued)

July 31, 2011

(1) Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (i.e., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at July 31, 2011 was $9,307,472 which represented 8.9% of the Fund’s net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $1,666,360 at July 31, 2011, which represented 1.6% of the Fund’s net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of July 31, 2011, the Fund was invested in the following restricted security:

Amerivon Holdings LLC 4.00% preferred

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

Bancroft Fund Ltd. – Schedule of Investments (continued)

July 31, 2011

SUMMARY OF PORTFOLIO RATINGS *
AAA	1%
AA	5%
A	23%
BBB	13%
BB	19%
B	12%
CCC & below	3%
Not Rated	24%

* Excludes equity securities and cash. See accompanying notes

Bancroft Fund Ltd. - Selected Notes to Financial Statements (unaudited)

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quotation provided by the independent pricing service, or, if an evaluated quotation is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quotation by obtaining dealer quotations, analyzing the listed markets, reviewing trade execution data, evaluating the price of the underlying common stock and employing sensitivity analysis. Evaluated quotations may also reflect appropriate factors such as individual characteristics of the issue, broker/dealer quotations, and additional inputs such as benchmark yields, reported trades, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in  the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The following is a summary of the inputs used to value the investments of the Fund as of July 31, 2011:

	Level 1	Level 2	Level 3

Investments in Securities:
Convertible Bonds and Notes	$ ---	$ 71,109,092	$ 902,775
Convertible Preferred Stocks	---	14,885,748	763,585
Mandatory Convertible Securities	---	14,092,842	---
Corporate Bonds and Notes	---	247,500	---
Common Stock	---	---	---
Total Investments	$ ---	$100,335,182	$1,666,360

Bancroft Fund Ltd. - Selected Notes to Financial Statements (continued)

Security Valuation continued – The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Convertible Bonds and Notes	Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$914,625	$ ---	$760,858	$1,675,483

Change in unrealized appreciation (depreciation)	(11,850)	---	---	(11,850)

Net transfers in/out of level 3	---	---	2,727	2,727

Ending balance	$902,775	$ ---	$763,585	$1,666,360

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based on identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the  accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax  regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately two cents per share for the nine months ended July 31, 2011.  In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income.  At July 31, 2011, there were unrealized losses of approximately two cents per share on contingent payment debt instruments.

Federal Income Tax Cost - At July 31, 2011, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $97,251,608, $10,135,525, $(5,385,589) and $4,749,936 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 26, 2011 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: September 29, 2011

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: September 29, 2011